Offsets	Oct. 23, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Robinhood Ventures Fund I
Form or Filing Type	N-2
File Number	333-290253
Initial Filing Date	Sep. 15, 2025
Fee Offset Claimed	$ 27,077.25
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 196,069,876.90
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets $27,077.25 of the total registration fee due under this Registration Statement by an amount of the filing fee associated with the unsold securities from the Registrant's Registration Statement on Form N-2 (File No. 333-290253), as amended, which the U.S. Securities and Exchange Commission declared effective on March 6, 2026, registering common shares, for a maximum aggregate offering price of $1,150,000,000 (the "Prior Registration Statement"), a portion of which remain unsold as of the filing date of this Registration Statement. The Registrant paid registration fees totaling $158,830.00 in connection with the registration of $1,150,000,000 of shares pursuant to the Prior Registration Statement, of which a portion remains unsold. The Registrant has completed the offering under the Prior Registration Statement. Pursuant to Rule 457(p), the associated filing fee of $27,077.25 for $196,069,876.90 of shares of common shares that remained unsold under the Prior Registration Statement is hereby used to offset the current registration fee due
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Robinhood Ventures Fund I
Form or Filing Type	N-2
File Number	333-290253
Filing Date	Feb. 17, 2026
Fee Paid with Fee Offset Source	$ 27,077.25